PROVISIONS - Disbursement Expectative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions	R$ 919.7	R$ 776.1	R$ 572.0
Later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	739.0	603.8
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	180.7	172.3
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Provisions	247.1	218.6	184.1
Provision for taxes other than income tax [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	193.8	163.2
Provision for taxes other than income tax [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	53.3	55.4
Provisions for labor [member]
IfrsStatementLineItems [Line Items]
Provisions	132.1	124.2	129.9
Provisions for labor [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	104.9	96.2
Provisions for labor [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	27.2	28.0
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Provisions	335.9	252.9	86.8
Legal proceedings provision [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	263.0	194.1
Legal proceedings provision [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	72.9	58.8
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Provisions	192.8	163.0	156.7
Miscellaneous other provisions [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	170.1	142.1
Miscellaneous other provisions [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	22.7	20.9
Total contingent provisions [member]
IfrsStatementLineItems [Line Items]
Provisions	907.9	758.7	557.5
Total contingent provisions [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	731.8	595.6
Total contingent provisions [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	176.1	163.1
Restructuring provision [member]
IfrsStatementLineItems [Line Items]
Provisions	11.8	17.4	R$ 14.5
Restructuring provision [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	7.2	8.2
Restructuring provision [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Provisions	R$ 4.6	R$ 9.2